Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	Mar. 06, 2023	Sep. 30, 2024	Sep. 30, 2023
Common stock, par value		$ 0.0001	$ 0.0001
Common stock, shares authorized		5,800,000,000	500,000,000
Common stock, shares issued		5,258,235	3,506,366
Common stock, shares outstanding		5,258,235	3,506,366
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		800,000,000	800,000,000
Reverse stock split	1 for 1500
Series A Preferred Stock [Member]
Preferred stock, par value		$ 0.0001
Preferred stock, shares authorized		739,000,000	739,000,000
Preferred stock, shares outstanding		10,123,771	409,551
Series AA Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		600,000	600,000
Preferred stock, shares outstanding		34	34
Series M Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		60,000,000	60,000,000
Preferred stock, shares outstanding		29,338	29,338
Series NC Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		20,000	20,000
Preferred stock, shares outstanding		15,007	15,007